Intangible assets and goodwill (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 ERA Mining Machinery Limited (Siwei)	May 31, 2012 ERA Mining Machinery Limited (Siwei)	Mar. 31, 2012 Caterpillar Tohoku Ltd.	Dec. 31, 2011 Bucyrus International, Inc.	Dec. 31, 2012 Bucyrus International, Inc.	Aug. 31, 2011 Pyroban Group Limited	Dec. 31, 2012 MWM Holding GmbH	Oct. 31, 2011 MWM Holding GmbH	Aug. 31, 2010 Electro-Motive Diesel, Inc.	May 31, 2010 FCM Rail Ltd.	Mar. 31, 2010 GE Transportation's Inspection Products Business	Mar. 31, 2010 JCS Company, Ltd.	Dec. 31, 2010 Other acquisitions	Dec. 31, 2012 Construction Industries	Dec. 31, 2011 Construction Industries	Dec. 31, 2010 Construction Industries	Dec. 31, 2012 Resource Industries	Dec. 31, 2011 Resource Industries	Dec. 31, 2010 Resource Industries	Dec. 31, 2012 Power Systems	Dec. 31, 2011 Power Systems	Dec. 31, 2010 Power Systems	Dec. 31, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2010 Other
Carrying amount of goodwill by reportable segment
Goodwill acquired			$ 5,026			$ 625	$ 22	$ 4,616		$ 23		$ 387	$ 286	$ 17	$ 15	$ 8	$ 8
Goodwill final allocation of purchase price adjustment, increase (decrease)					149			(647)	(28)		9
Goodwill classified to held for sale and/or divested		181	409
Goodwill:
Goodwill, beginning of year		7,102	2,636	2,291														378	357		4,121	73	69	2,486	2,077		117	129
Impairments, beginning of year		(22)	(22)	(22)																	(22)	(22)	(22)
Net Goodwill, beginning of year		7,080	2,614	2,269														378	357	342	4,099	51	47	2,486	2,077	1,751	117	129	129
Acquisitions		628	5,026	334														22	0	5	597	4,616	3	9	410	326	0	0	0
Held for Sale and Business Divestitures		(181)	(409)	0														0	0	0	(181)	(397)	0	0	0	0	0	(12)	0
Impairment Loss	(580)	(580)	0	0	(580)													0	0	0	(580)	0	0	0	0	0	0	0	0
Other Adjustments		(5)	(151)	11														(18)	21	10	22	(171)	1	(9)	(1)	0	0	0	0
Goodwill, end of year	7,544	7,544	7,102	2,636														382	378	357	4,559	4,121	73	2,486	2,486	2,077	117	117	129
Impairments, end of year	(602)	(602)	(22)	(22)																	(602)	(22)	(22)
Net Goodwill, end of year	$ 6,942	$ 6,942	$ 7,080	$ 2,614	$ 45													$ 382	$ 378	$ 357	$ 3,957	$ 4,099	$ 51	$ 2,486	$ 2,486	$ 2,077	$ 117	$ 117	$ 129